Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 806
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

	Suzanne E. Werber	Boston, MA	April 26, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$1,719,459



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104   113834  1688000
SH       SOLE                           1688000
BMC Software                   COM              055921100    88677  1796000
SH       SOLE                           1796000
EMC Corp                       COM              268648102   325458  2583000
SH       SOLE                           2583000
IMS Health                     COM              449934108    26975  1592629
SH       SOLE                           1592629
MCI WorldCom                   COM              55268B106     1570    34650
SH       SOLE                             34650
Oracle Corp                    COM              68389X105   141605  1814000
SH       SOLE                           1814000
Solectron Corp                 COM              834182107   251744  6274000
SH       SOLE                           6274000
Sun Microsystems               COM              866810104   250140  2669500
SH       SOLE                           2669500
Tellabs                        COM              879664100   134864  2141230
SH       SOLE                           2141230
Texas Instruments              COM              882508104   275680  1723000
SH       SOLE                           1723000
Yahoo                          COM              984332106   104025   607000
SH       SOLE                            607000
i2 Technologies                COM              465754109     4885    40000
SH       SOLE                             40000